LEASES - Summary of Components of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating Lease Cost	$ 1,482	$ 1,518	$ 6,077	$ 5,722
Short-term Lease Cost	35	30	130	143
Variable Lease Cost	88	84	320	319
Sublease Income	0	(46)	(76)	(183)
Total Lease Cost	$ 1,605	$ 1,586	$ 6,451	$ 6,001